Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company’s long-standing compensation philosophy is to grant executives and eligible employees a mix of performance shares, price-vested units, and time-vested awards, and historically has not granted stock options. Annual equity grants typically are made in connection with the regularly scheduled first-quarter meeting of the Board, which is scheduled months in advance without regard to the potential release of material non-public information. In 2024 we did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material non-public information. We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	Annual equity grants typically are made in connection with the regularly scheduled first-quarter meeting of the Board, which is scheduled months in advance without regard to the potential release of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false